UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter
Ended:    March 31, 2010


Check here if Amendment	 [   ];
Amendment Number: ______

This Amendment (Check only one.):
[   ] is a restatement.

[   ] adds new holdings entries.


Institutional Investment Manager Filing
this Report:

Name:	   Beutel, Goodman & Company  Ltd.
Address:   20 Eglinton Avenue West
           Suite 2000
           Toronto, Ontario  M4R 1K8


Form 13F File Number: 28-11939

The institutional investment manager
filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of
Reporting Manager:

Name:   	Michael James Gibson
Title:    	Chief Financial Officer,
		Alternate Compliance Officer
Phone:   	416.932.6337

Signature, Place, and Date of Signing:

______________________________
[Signature]

Toronto, Ontario, Canada
[City, State]

April 26, 2010
[Date]



Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ] 13F NOTICE. (Check here if no
holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ] 13F COMBINATION REPORT. (Check here
if a portion of the holdings for this
reporting manager are reported in this
report and a portion are reported by other reporting manager(s).)

                                                   Beutel, Goodman & Company Ltd.
                                                   Form 13F Information Table              Form 13F File Number
             31-Mar-10                                                                     28 - 11939

                                                         Total     Shares Investment Other Voting Authority
Name of Issuer           Title of Class      CUSIP   (x $1000)            Discretion Mgrs.         Sole Shared    None
Bank of Nova Scotia          Common        64149107     315,815  6,303,892     Sole            5,301,260       1,002,63
Cameco Corp.                 Common       13321L108     150,671  5,502,387     Sole            4,704,387        798,000
CIBC                         Common       136069101     490,583  6,714,773     Sole            5,696,641       1,018,13
CDN National Railway         Common       136375102     236,147  3,890,832     Sole            3,326,359        564,473
Cenovus Energy Inc.          Common       15135U109     167,886  6,426,886     Sole            5,513,211        913,675
Encana                       Common       292505104     199,813  6,421,846     Sole            5,510,771        911,075
Kinross Gold Corp.           Common       496902404     160,369  9,376,544     Sole            8,002,444       1,374,10
Manulife Financial           Common       56501R106     373,970 18,952,282     Sole           16,244,152       2,708,13
Molson Coors Canada      ExchNonVot CLB   608711206     254,378  6,043,196     Sole            5,204,746        838,450
Rogers Communications   Class BNonVoting  775109200     255,964  7,493,721     Sole            6,412,590       1,081,13
Royal Bank CDA               Common       780087102     249,818  4,268,423     Sole            3,499,388        769,035
Sun Life Financial           Common       866796105     131,740  4,095,354     Sole            3,419,868        675,486
Talisman Energy Inc          Common       87425E103     228,389 13,353,591     Sole           11,205,712       2,147,87
Thomson Reuters Corp.        Common       884903105     131,060  3,601,302     Sole            3,042,292        559,010
Toronto Dominion Bank        Common       891160509     600,839  8,060,925     Sole            6,845,200       1,215,72

Total                                                 3,947,442






FORM 13F SUMMARY PAGE

Report Summary:  March  31, 2010

Number of Other Included Managers: None

Form 13F Information Table Entry Total: 15

Form 13F Information Table Value Total:
3,947,442 (thousands)

List of Other Included Managers:  None


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
[If there are no entries in this list,
state NONE and omit the column headings
and list entries.]



No. Form 13F File Number Name
28-11939

[Repeat as necessary.]